Note 15 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Accumulated earnings, beginning of period	$ (89,014)
Accumulated earnings, end of period	$ (381,222)	$ 187,010	$ (89,014)
Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	154,258,117
Accumulated earnings, beginning of period	$ 1,235,503
Balance, end of period (in shares)	155,602,405		154,258,117
Accumulated earnings, end of period	$ 1,242,463	$ 1,231,017	$ 1,235,503
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	149,595,952	148,394,152	148,394,152
Accumulated earnings, beginning of period	$ 1,088,538	$ 1,079,055	$ 1,079,055
Share-based awards exercised (in shares)	1,344,288		1,201,800
Share-based units exercised	$ 6,960	4,979	$ 9,483
Balance, end of period (in shares)	150,940,240		149,595,952
Accumulated earnings, end of period	$ 1,095,498	$ 1,084,034	$ 1,088,538
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	4,662,165	4,323,300	4,323,300
Accumulated earnings, beginning of period	$ 146,965	$ 136,771	$ 136,771
Shares issued for cash (in shares)			338,865
Shares issued		10,447	$ 10,447
Preferred shares issuance cost		(235)	$ (253)
Balance, end of period (in shares)	4,662,165		4,662,165
Accumulated earnings, end of period	$ 146,965	$ 146,983	$ 146,965